Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of income before income taxes are as follows (in millions):

	Year Ended September 30,
	2012	2011	2010
United States	$374.7	$163.7	$263.6
Foreign	14.4	51.8	31.8
Income before income taxes	$389.1	$215.5	$295.4

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision (benefit) for income taxes consist of the following components (in millions):

	Year Ended September 30,
	2012	2011	2010
Current income taxes:
Federal	$(4.5)	$(0.4)	$92.7
State	7.5	0.5	11.3
Foreign	10.5	9.4	11.8
Total current	13.5	9.5	115.8
Deferred income taxes:
Federal	129.1	55.5	(57.6)
State	(0.6)	1.5	5.2
Foreign	(5.1)	3.0	1.3
Total deferred	123.4	60.0	(51.1)
Provision for income taxes	$136.9	$69.5	$64.7

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The differences between the statutory federal income tax rate and our effective income tax rate are as follows:

	Year Ended September 30,
	2012	2011	2010
Statutory federal tax rate	35.0%	35.0%	35.0%
Foreign rate differential	0.2	(2.5)	—
Adjustment and resolution of federal, state and foreign tax uncertainties	(0.1)	0.3	(0.3)
State taxes, net of federal benefit	3.4	2.3	1.9
Research and development and other tax credits, net of valuation allowances	(0.5)	(1.1)	(1.5)
Alternative fuel credits	—	—	(3.4)
Cellulosic biofuel credit, net of incremental state tax impact	—	—	(9.4)
Income attributable to noncontrolling interest	(0.1)	(0.3)	(0.2)
Nondeductible deal fees	—	1.3	—
Change in valuation allowance	(1.3)	—	—
Other, net	(1.4)	(2.7)	(0.2)
Effective tax rate	35.2%	32.3%	21.9%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The tax effects of temporary differences that give rise to deferred income tax assets and liabilities consist of the following (in millions):

	September 30,
	2012	2011
Deferred income tax assets:
Accruals and allowances	$25.2	$17.6
Employee related accruals and allowances	107.5	113.4
Pension obligations	489.0	447.3
State net operating loss carryforwards	44.2	54.5
State credit carryforwards, net of federal benefit	47.0	51.7
CBPC and other federal tax credit carryforwards	225.6	220.8
Federal net operating loss carryforwards	146.4	167.7
Restricted stock and options	22.4	22.3
Other	21.9	17.0
Valuation allowances	(42.3)	(48.0)
Total	1,086.9	1,064.3
Deferred income tax liabilities:
Property, plant and equipment	1,439.0	1,385.0
Deductible intangibles and goodwill	283.8	288.1
Inventory reserves	80.2	108.6
Deferred gain	31.0	57.1
Other	0.7	0.6
Total	1,834.7	1,839.4
Net deferred income tax liability	$747.8	$775.1

Location of Deferred Taxes in Balance Sheet [Table Text Block]
Deferred taxes are recorded as follows in the consolidated balance sheet (in millions):

	September 30,
	2012	2011
Current deferred tax asset	$104.0	$52.0
Current deferred tax liability	0.1	—
Long-term deferred tax asset	37.1	—
Long-term deferred tax liability	888.8	827.1
Net deferred income tax liability	$747.8	$775.1

Summary of Valuation Allowance [Table Text Block]
The following table represents a summary of the valuation allowances against deferred tax assets for fiscal 2012, 2011, and 2010 (in millions):

	2012	2011	2010
Balance at the beginning of period	$48.0	$40.2	$37.2
Charges to costs and expenses	4.3	5.8	5.6
Allowances related to acquisitions(1)	—	7.8	—
Deductions	(10.0)	(5.8)	(2.6)
Balance at the end of period	$42.3	$48.0	$40.2

(1)	Allowances related to acquisitions in fiscal 2011 are related to the Smurfit-Stone Acquisition.

Summary of Income Tax Contingencies [Table Text Block]
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows (in millions):

	2012	2011	2010
Balance at the beginning of period	$287.9	$12.2	$13.1
(Reductions) additions related to acquisitions(1)	(1.4)	275.5	—
Additions for tax positions taken in current year	7.0	—	—
Additions for tax positions taken in prior years	—	1.5	1.3
Reductions as a result of a lapse of the applicable statute of limitations	(3.8)	(1.3)	(2.2)
Balance at the end of period	$289.7	$287.9	$12.2

(1)	Adjustments related to acquisitions in fiscal 2012 and 2011 are related to the Smurfit-Stone Acquisition.